Shareholders' Equity - Stock option activity (Details) EquityInstruments in Thousands	12 Months Ended
	Sep. 30, 2023 EquityInstruments item $ / shares shares	Sep. 30, 2022 EquityInstruments $ / shares
Stockholder's Equity
Fair value of stock options	$ 5.43
Maximum
Stockholder's Equity
Fair value of stock options		$ 4.42
Minimum
Stockholder's Equity
Fair value of stock options		$ 3.33
Stock options
Stockholder's Equity
Balance (in shares) | EquityInstruments	3,751	3,786
Granted (in shares) | EquityInstruments	435	195
Exercised (in shares) | EquityInstruments	(130)	(33)
Expired (in shares) | EquityInstruments	(48)	(55)
Forfeited (in shares) | EquityInstruments	(51)	(142)
Balance (in shares) | EquityInstruments	3,957	3,751
Balance (in dollars per share)	$ 4.24	$ 4.15
Granted (in dollars per share)	8.30	6.93
Exercised (in dollars per share)	5.01	0.99
Expired (in dollars per share)	6.94	2.40
Forfeited (in dollars per share)	7.22	6.87
Balance (in dollars per share)	$ 4.49	4.24
Vested (in shares) | shares	3,232,000
Vested (in dollars per share)	$ 3.65
Weighted average share price	$ 8.69	$ 6.56
Stock options | Maximum
Stockholder's Equity
Contractual term	10 years
Number of quarters in vesting period | item	12
Stock options | Minimum
Stockholder's Equity
Number of quarters in vesting period | item	8